PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 9	$ 30
Depreciation, right-of-use assets	(17)	(20)
Net carrying amount of right-of-use assets	53	61
Expense relating to short-term leases for which recognition exemption has been used	12	6
Expense relating to variable lease payments not included in measurement of lease liabilities	94	88
Mining property subject to depreciation [Member] | Revision of LOM Plan
Disclosure of detailed information about property, plant and equipment [line items]
Effect of changes in our LOM on amortization expense	31	80
Construction activities
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 258	$ 399